Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 3,562	R$ 2,910
Inventories (advance to suppliers)	13,688	12,532
Other receivables	2,596	2,149
Total assets	101,575	91,741
Trade payables current	16,883	13,221
Other payables	2,086	2,202
Loan to non-controlling shareholders of Braskem Idesa	1,050	2,490
Sales of products	77,411	70,569	R$ 96,519
Finance income cost1	(16,654)	(3,400)	(4,225)
Other income (expenses)	(2,070)	(966)	(1,837)
Petrobras And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	4	8
Inventories (advance to suppliers)	14	56
Other receivables related parties non current	30	26
Total assets	48	90
Trade payables current	1,210	1,057
Other payables	267	255
Total liabilities	1,477	1,312
Sales of products	120	123	182
Purchases of raw materials, finished goods services and utilities	(18,339)	(16,185)	(22,900)
Financial expenses	(2)		(34)
Other income (expenses)	30	27	51
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	99	6
Dividends and interest on capital	1	3
Other receivables related parties non current	33	30
Total assets	133	39
Trade payables current	56	13
Loan to non-controlling shareholders of Braskem Idesa	1,050	2,490
Total liabilities	1,106	2,503
Sales of products	460	337	438
Purchases of raw materials, finished goods services and utilities	(297)	(155)	(25)
Finance income cost1	49	434	190
Financial expenses	(716)	(141)	(149)
Private pension	(54)	(64)	(45)
Other income (expenses)		1
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	103	14
Inventories (advance to suppliers)	14	56
Dividends and interest on capital	1	3
Other receivables	1
Other receivables related parties non current	63	56
Total assets	182	129
Trade payables current	1,299	1,103
Other payables	307	255
Loan to non-controlling shareholders of Braskem Idesa	1,050	2,490
Total liabilities	2,656	3,848
Sales of products	580	460	620
Purchases of raw materials, finished goods services and utilities	(18,708)	(16,594)	(23,259)
Finance income cost1	49	434	190
Financial expenses	(718)	(141)	(184)
Private pension	(54)	(64)	(45)
Other income (expenses)	30	17	51
Novonor And Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Other receivables	1
Total assets	1
Trade payables current	33	33
Other payables	40
Total liabilities	73	33
Purchases of raw materials, finished goods services and utilities	R$ (72)	(254)	(334)
Financial expenses			R$ (1)
Other income (expenses)		R$ (11)